Related party transactions and balances (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Notes payable - related party				$ 431,631
Issuance of common stock, value	$ 842,432	$ 196,783		5,587,675
Interest rate			12.00%
Debt repaid				$ 49,914
Management fee paid			549,000
Vritual Generation Limited Related Party[Member]
Related Party Transaction [Line Items]
Principal payments			956,800
Issuance of common stock, value			564,400
Original payment			41,600
Monthly installments			33,200
Related Party[Member]
Related Party Transaction [Line Items]
Issuance of common stock, value			$ 457,461
Issuance of common stock, shares			42,956
Accrued interest			$ 139,383
Promissory note			$ 457,461